Leases - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 renewal_option	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			$ 762	$ 280	$ 504
IFRS 16 adoption (Note 33(a))			672	$ 680	$ 338
TAK | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 adoption (Note 33(a))		$ 92	119
TAK | Next 3 Years | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 adoption (Note 33(a))		18
TAK | Next 18 years, after year 3 | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 adoption (Note 33(a))		$ 6
Joint operations | Fort Hills Energy Limited Partnership
Disclosure of quantitative information about right-of-use assets [line items]
Renewal term	5 years
Fort Hills Energy Limited Partnership
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	25 years
Number of renewal options | renewal_option	4
Fort Hills Energy Limited Partnership | Joint operations
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 adoption (Note 33(a))			$ 203